Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000005585 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	47.46%	12.81%	9.18%
C000005583 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	41.62%	12.42%	9.27%
C000005586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	49.82%	13.93%	10.16%
Without Sales Load [Member] | C000005585 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	48.46%	12.81%	9.18%
Without Sales Load [Member] | C000005583 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	49.47%	13.63%	9.86%
MSCI All Country World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	31.00%	10.68%	12.25%
S And P Global Natural Resources Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index (Net)
Average Annual Return, Percent	49.00%	11.30%	10.26%